Rule 497(e)
                                                               File Nos. 2-98772
                                                                        811-4347

                                    GMO TRUST
                              PROSPECTUS SUPPLEMENT
                             DATED DECEMBER 19, 1995
                                       TO
                       PROSPECTUS DATED SEPTEMBER 18, 1995


         The GMO International Core Fund may be available through a broker or dealer who may charge a transaction fee for purchases and redemptions of that Fund's shares. If shares of the Fund are purchased directly from the Trust without the intervention of a broker or dealer, no such charge will be imposed. This change is effective on the date hereof.

        Each of the GMO Core Fund, GMO Tobacco-Free Core Fund, GMO Value Allocation Fund, GMO Growth Allocation Fund, GMO U.S. Sector Allocation Fund, GMO Core II Secondaries Fund and GMO Fundamental Value Fund (collectively referred to on page 1 of the Prospectus as the "Domestic Equity Funds") may buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management. For greater detail concerning these practices, please refer to "Description and Risks of Fund Investment Practices -- Futures and Options" at page 30 in the Prospectus. This change is effective on the date hereof.



                                                                     Rule 497(e)
                                                               File Nos. 2-98772
                                                                        811-4347

                                    GMO TRUST
                 STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                             DATED DECEMBER 19, 1995
                                       TO
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 18, 1995


         The non-fundamental policy restriction of the Funds stated in paragraph
(c) on page 8 of GMO Trust's Statement of Additional Information has been removed, effective on the date hereof. The non-fundamental policy previously restricted the ability of certain Funds to write, purchase or sell options on particular securities. The removal of this restriction is being made in conjunction with a change to GMO Trust's Prospectus dated September 18, 1995 by a Prospectus Supplement dated December 19, 1995, to reflect that each of the GMO Core Fund, GMO Tobacco-Free Core Fund, GMO Value Allocation Fund, GMO Growth Allocation Fund, GMO U.S. Sector Allocation Fund, GMO Core II Secondaries Fund and GMO Fundamental Value Fund (collectively referred to on page 1 of the Prospectus as the "Domestic Equity Funds") may now buy exchange traded or over-the-counter put and call options, sell (write) covered options and enter into futures contracts and options on futures contracts for hedging and risk management.